Supplemental Guarantor Information - Consolidated Statement of Cash Flows (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)		Dec. 31, 2017 MXN ($)
Cash flows from operating activities:
Income before income taxes for continuing op.	$ 969	$ 18,278	[2]	$ 16,964		$ (11,195)
Non-cash items		15,898		18,755		45,376
Changes in working capital		(2,887)		(8,138)		(7,645)
Net cash flows generated from operating activities from continuing operations	1,660	31,289	[2]	27,581		26,536
Income before taxes from discontinued operations				1,308		1,265
Operating activities from discontinued operations	0	0	[2]	654		5,435
Investing activities:
Acquisition and mergers, net of cash acquired				1,957		26
Deconsolidation of Venezuela						(170)
Interest received	65	1,230	[2]	1,004		791
Acquisition of long-lived assets, net		(9,994)		(9,518)		(9,392)
Acquisition of intangible assets and other investing activities		(1,409)		(1,355)		(3,555)
Investments in shares		(572)		(387)		(1,443)
Dividends received		1		8		33
Net cash flows (used in) investing activities from continuing operations	(570)	(10,744)	[2]	(8,291)		(13,710)
Net cash flows (used in)/from investing activities from discontinued operations	0	0	[2]	(962)		2,820
Financing activities:
Proceeds from borrowings	569	10,736	[2]	15,426		12,488
Repayments of borrowings	(1,086)	(20,460)	[2]	(15,957)		(13,109)
Interest paid	(248)	(4,682)	[2]	(4,984)		(4,558)
Dividends paid	(394)	(7,440)	[2]	(7,038)		(6,992)
Interest paid on lease liabilities		(129)
Payments of leases	(26)	(492)	[2]	0		0
Other financing activities	(17)	(327)	[2]	(1,682)		(2,201)
Proceeds from issuing shares				0		4,082
Net cash flows (used in)/from financing activities from continuing operations	(1,209)	(22,794)	[2]	(14,235)		(10,290)
Net cash flows used from financing activities from discontinuing operations	0	0	[2]	(37)		(485)
Net (decrease) increase in cash and cash equivalents from continuing operations	(119)	(2,249)	[2]	5,055		2,536
Net (decrease) increase in cash and cash equivalents from discontinued operations	0	0	[2]	963		9,035
Cash and cash equivalents at the beginning of the period	1,258	23,727	[2]	18,767		10,476
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies	(53)	(987)	[2]	(1,058)		(3,280)
Cash and cash equivalents at the end of the period	$ 1,086	20,491	[2]	23,727	[2]	18,767
Coca-Cola FEMSA [member]
Cash flows from operating activities:
Income before income taxes for continuing op.		10,995		13,180		(12,565)
Non-cash items		(13,994)		(15,622)		10,474
Changes in working capital		(222)		(89)		118
Net cash flows generated from operating activities from continuing operations		(3,221)		(2,531)		(1,973)
Income before taxes from discontinued operations				0		0
Operating activities from discontinued operations				0		0
Investing activities:
Acquisition and mergers, net of cash acquired				0		0
Deconsolidation of Venezuela						0
Interest received		2,957		2,994		4,753
Acquisition of long-lived assets, net		0		0		0
Acquisition of intangible assets and other investing activities		(3,693)		(10,153)		4,901
Investments in shares		(86)		(9,576)		(100)
Dividends received		15,052		4,816		3,187
Net cash flows (used in) investing activities from continuing operations		14,230		(11,919)		12,741
Net cash flows (used in)/from investing activities from discontinued operations				0		0
Financing activities:
Proceeds from borrowings		9,400		10,100		10,200
Repayments of borrowings		(14,137)		(9,028)		(9,926)
Interest paid		(4,006)		(4,189)		(5,169)
Dividends paid		(7,437)		(7,038)		(6,991)
Interest paid on lease liabilities		0
Payments of leases		0
Other financing activities		(1,016)		34,314		2,730
Proceeds from issuing shares				0		4,082
Net cash flows (used in)/from financing activities from continuing operations		(17,196)		24,159		(5,074)
Net cash flows used from financing activities from discontinuing operations				0		0
Net (decrease) increase in cash and cash equivalents from continuing operations		(6,187)		9,709		5,694
Net (decrease) increase in cash and cash equivalents from discontinued operations				0		0
Cash and cash equivalents at the beginning of the period		16,529		7,017		1,106
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		(493)		(197)		217
Cash and cash equivalents at the end of the period		9,849		16,529		7,017
Wholly-Owned guarantors subsidiaries [member]
Cash flows from operating activities:
Income before income taxes for continuing op.		20,226		19,914		18,144
Non-cash items		(9,829)		(7,476)		(4,564)
Changes in working capital		(4,975)		(10,958)		1,803
Net cash flows generated from operating activities from continuing operations		5,422		1,480		15,383
Income before taxes from discontinued operations				0		0
Operating activities from discontinued operations				0		0
Investing activities:
Acquisition and mergers, net of cash acquired				0		0
Deconsolidation of Venezuela						0
Interest received		2,460		2,187		1,693
Acquisition of long-lived assets, net		(4,218)		(3,506)		(2,646)
Acquisition of intangible assets and other investing activities		189		6,710		(995)
Investments in shares		(224)		(1,948)		(405)
Dividends received		868		0		0
Net cash flows (used in) investing activities from continuing operations		(925)		3,443		(2,353)
Net cash flows (used in)/from investing activities from discontinued operations				0		0
Financing activities:
Proceeds from borrowings		0		0		0
Repayments of borrowings		0		0		0
Interest paid		(31)		(5,487)		(4,740)
Dividends paid		(12,261)		(4,434)		(3,187)
Interest paid on lease liabilities		(129)
Payments of leases		(105)
Other financing activities		11,484		5,118		(5,293)
Proceeds from issuing shares				0		0
Net cash flows (used in)/from financing activities from continuing operations		(1,042)		(4,803)		(13,220)
Net cash flows used from financing activities from discontinuing operations				0		0
Net (decrease) increase in cash and cash equivalents from continuing operations		3,455		120		(190)
Net (decrease) increase in cash and cash equivalents from discontinued operations				0		0
Cash and cash equivalents at the beginning of the period		1,026		926		1,119
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		(17)		(20)		(3)
Cash and cash equivalents at the end of the period		4,464		1,026		926
Combined non-guarantor subsidiaries [member]
Cash flows from operating activities:
Income before income taxes for continuing op.		14,502		16,766		(16,803)
Non-cash items		12,276		8,957		39,495
Changes in working capital		2,310		2,909		(9,566)
Net cash flows generated from operating activities from continuing operations		29,088		28,632		13,126
Income before taxes from discontinued operations				1,308		1,265
Operating activities from discontinued operations				654		5,435
Investing activities:
Acquisition and mergers, net of cash acquired				1,957		26
Deconsolidation of Venezuela						(170)
Interest received		5,446		4,513		1,471
Acquisition of long-lived assets, net		(5,776)		(6,012)		(6,746)
Acquisition of intangible assets and other investing activities		2,095		2,088		(7,461)
Investments in shares		(3,705)		(23,820)		305
Dividends received		1		8		33
Net cash flows (used in) investing activities from continuing operations		(1,939)		(21,266)		(12,542)
Net cash flows (used in)/from investing activities from discontinued operations				(962)		2,820
Financing activities:
Proceeds from borrowings		1,336		5,326		2,288
Repayments of borrowings		(6,323)		(6,929)		(3,183)
Interest paid		(10,278)		(3,998)		(1,775)
Dividends paid		(3,662)		(382)		(1)
Interest paid on lease liabilities		(125)
Payments of leases		(473)
Other financing activities		(7,141)		(6,157)		(881)
Proceeds from issuing shares				0		0
Net cash flows (used in)/from financing activities from continuing operations		(26,666)		(12,140)		(3,552)
Net cash flows used from financing activities from discontinuing operations				(37)		(485)
Net (decrease) increase in cash and cash equivalents from continuing operations		483		(4,774)		(2,968)
Net (decrease) increase in cash and cash equivalents from discontinued operations				963		9,035
Cash and cash equivalents at the beginning of the period		6,172		10,824		8,251
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		(477)		(841)		(3,494)
Cash and cash equivalents at the end of the period		6,178		6,172		10,824
Eliminations [member]
Cash flows from operating activities:
Income before income taxes for continuing op.		(27,445)		(32,896)		29
Non-cash items		27,445		32,896		(29)
Changes in working capital		0		0		0
Net cash flows (used in)/from operating activities from continuing operations		0		0		0
Income before taxes from discontinued operations				0		0
Operating activities from discontinued operations				0		0
Investing activities:
Acquisition and mergers, net of cash acquired				0		0
Deconsolidation of Venezuela						0
Interest received		(9,633)		(8,690)		(7,126)
Acquisition of long-lived assets, net		0		0		0
Acquisition of intangible assets and other investing activities		0		0		0
Investments in shares		3,443		34,957		(1,243)
Dividends received		(15,920)		(4,816)		(3,187)
Net cash flows (used in) investing activities from continuing operations		(22,110)		21,451		(11,556)
Net cash flows (used in)/from investing activities from discontinued operations				0		0
Financing activities:
Proceeds from borrowings		0		0		0
Repayments of borrowings		0		0		0
Interest paid		9,633		8,690		7,126
Dividends paid		15,920		4,816		3,187
Interest paid on lease liabilities		125
Payments of leases		86
Other financing activities		(3,654)		(34,957)		1,243
Proceeds from issuing shares				0		0
Net cash flows (used in)/from financing activities from continuing operations		22,110		(21,451)		11,556
Net cash flows used from financing activities from discontinuing operations				0		0
Net (decrease) increase in cash and cash equivalents from continuing operations		0		0		0
Net (decrease) increase in cash and cash equivalents from discontinued operations				0		0
Cash and cash equivalents at the beginning of the period		0		0		0
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		0		0		0
Cash and cash equivalents at the end of the period		$ 0		$ 0		$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1